Summary of Finance Receivables by Classification (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 61,293	$ 60,974
Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross		60,974
Pass [Member] | Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross		49,955
Special Mention [Member] | Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross		3,842
Classified - Accruing [Member] | Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross
Classified Nonaccrual [Member] | Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross		$ 7,177